SCHEDULE OF RECONCILIATION OF ACTIVITY AND CHANGES IN FAIR VALUE (Details) - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024
SAFE Note [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Balance as at March 16, 2023 (inception) and March 31, 2023		$ 5,212,200
Issuance of notes	5,000,000	200,000
Change in fair value	212,200	955,000
Sponsor earnout liability recognized on closing of Business Combination
Issuance of common stock upon conversion		(6,367,200)
Ending Balance	5,212,200
Convertible Note [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Balance as at March 16, 2023 (inception) and March 31, 2023
Issuance of notes		2,100,000
Change in fair value		471,400
Sponsor earnout liability recognized on closing of Business Combination
Issuance of common stock upon conversion		(2,571,400)
Ending Balance
Sponsor Earnout Liability [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Balance as at March 16, 2023 (inception) and March 31, 2023
Issuance of notes
Change in fair value		(4,076,200)
Sponsor earnout liability recognized on closing of Business Combination		4,608,900
Issuance of common stock upon conversion
Ending Balance		$ 532,700